Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment (years)		5
Laboratory equipment (years)	2	-	5
Motor vehicles (years)		10
Leasehold improvements	Lower of lease term or economic life

Property, Plant and Equipment, Location [Table Text Block]
	December 31,
	2017	2018
PRC	90	73
U.S.	30	208
Australia	3	1
Total	123	282